INVESTMENTS IN AFFILIATES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other investments
Carrying Value	$ 126,095	$ 414,215
Tranquillity
Other investments
Carrying Value		$ 145,795
Ownership percentage		49.00%
Garland
Other investments
Carrying Value		$ 120,247
Ownership percentage		49.00%
Roserock
Other investments
Carrying Value	$ 62,767	$ 77,053
Ownership percentage	49.00%	49.00%
Suzhou Financial Leasing Co., Ltd.
Other investments
Carrying Value	$ 14,361	$ 14,129
Ownership percentage	6.00%	6.00%
Pirapora Solar Holding S.A.
Other investments
Carrying Value		$ 6,551
Ownership percentage		20.00%
Canadian Solar Infrastructure Fund, Inc
Other investments
Carrying Value	$ 23,990	$ 23,866
Ownership percentage	14.66%	14.76%
Others
Other investments
Carrying Value	$ 24,977	$ 26,574
Others | Minimum
Other investments
Ownership percentage	21.00%	21.00%
Others | Maximum
Other investments
Ownership percentage		49.00%